Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net - Systems & Equipment and PPE (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Fixed assets
Systems, equipment and other assets related to contracts, net	$ 899	$ 937
Property, plant and equipment - net	118	119
Systems & Equipment, net
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,944	2,691
Accumulated depreciation	(2,045)	(1,754)
Systems, equipment and other assets related to contracts, net	899	937
Systems & Equipment, net | Land
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Buildings
Fixed assets
Systems, equipment and other assets related to contracts, gross	0	0
Systems & Equipment, net | Terminals and systems
Fixed assets
Systems, equipment and other assets related to contracts, gross	2,720	2,479
Systems & Equipment, net | Furniture and equipment
Fixed assets
Systems, equipment and other assets related to contracts, gross	127	138
Systems & Equipment, net | Construction in progress
Fixed assets
Systems, equipment and other assets related to contracts, gross	97	75
PPE, net
Fixed assets
Property, plant and equipment, gross	398	324
Accumulated depreciation	(281)	(205)
Property, plant and equipment - net	118	119
PPE, net | Land
Fixed assets
Property, plant and equipment, gross	1	1
PPE, net | Buildings
Fixed assets
Property, plant and equipment, gross	60	58
PPE, net | Terminals and systems
Fixed assets
Property, plant and equipment, gross	0	0
PPE, net | Furniture and equipment
Fixed assets
Property, plant and equipment, gross	315	255
PPE, net | Construction in progress
Fixed assets
Property, plant and equipment, gross	$ 21	$ 10